Commitments, Significant Contracts and Contingencies	12 Months Ended
Aug. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Commitments, Significant Contracts and Contingencies

17.         Commitments, Significant Contracts and Contingencies

Management and Service Agreements

As at August 31, 2020, the Company is party to the following contractual commitments:

Party	Monthly Commitment	Expiry Date
C.A.B Financial Services	CAD $29,706	January 1, 2022
Docherty Management Ltd.	CAD $25,609	January 1, 2022
M&E Services Ltd.	CAD $13,997	June 1, 2021
Corporate Development	CAD $1,500	Month to Month
Office Management	CAD $10,800	August 15, 2022
Research & Development	CAD $3,854	Month to Month
Office operating lease (1)	CAD $4,823	November 15, 2023

Right of Use Assets - Operating Lease
(1)

Corporate office and R&D lab space leased in Kelowna, British Columbia, Canada until November 15, 2023 with an option to extend an additional five years. In addition to minimum lease payments, the lease requires us to pay property taxes and operating costs which are subject to annual adjustments.

Right of use assets - operating leases:	$
September 1, 2019	160,289
Amortization	(33,369)
Total lease assets	126,920
Liabilities:
September 1, 2019	158,773
Lease payments	(43,764)
Interest accretion	10,423
Total lease liabilities	125,431

Operating lease cost as at August 31, 2020	$126,920
Operating cash flows for lease	$43,764
Remaining lease term	3.1 Years
Discount rate	7.25%

Pursuant to the terms of the Company’s lease agreements in effect at August 31, 2020, the following table summarizes the Company’s maturities of operating lease liabilities as of August 31, 2020:

2021	43,950
2022	44,599
2023	44,815
2024	7,469
Thereafter	—
Total lease payments	140,832
Less: imputed interest	(15,401)
Present value of operating lease liabilities	125,431
Less: current obligations under leases	(36,038)
Total	89,393